Other financial assets (Details) $ in Thousands, ¥ in Millions	Dec. 31, 2018 USD ($)	Aug. 10, 2018 CNY (¥)	Aug. 10, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Jul. 06, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Non-current
Financial assets at fair value through profit or loss	$ 55,472
Derivative financial instruments	5,266						$ 32,894
Other financial assets						$ 17,598
Other assets	11,176					42,810	42,870
Current
Financial assets at fair value through profit or loss	41,685
Derivative financial instruments	2,583
Other financial assets						683,812	31,543
Total financial assets	2,939,642					1,342,562	732,225
Listed equity securities
Non-current
Financial assets at fair value through profit or loss	1,508
Unlisted equity securities
Non-current
Financial assets at fair value through profit or loss	53,964
Cross currency swap contracts
Current
Derivative financial instruments	1,158
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges
Non-current
Derivative financial instruments	5,266
Other financial assets						17,598
Current
Derivative financial instruments	1,425
Other financial assets						4,739
Available-for-sale financial assets
Non-current
Other assets						24,844	21,966
Other derivative financial instruments
Non-current
Derivative financial instruments							32,894
Foreign currency forward contracts
Current
Other financial assets						2,111
Financial products sold by banks
Current
Financial assets at fair value through profit or loss	41,685
Other financial assets						117,928	24,931
Financial assets at amortized cost | Oriented Debt Financing Instrument [Member] | Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Current
Principal amount | ¥				¥ 500.0
Bank deposits will mature over 3 months
Non-current
Financial assets at fair value through profit or loss	1,952,106
Current
Financial assets at fair value through profit or loss	44,702
Other financial assets						559,034	6,612
Trade and other current receivables
Current
Financial assets at fair value through profit or loss	$ 837,828					$ 616,308	$ 645,822
Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing")
Current
Amount of debt subscribed		¥ 100.0	$ 14,600	¥ 200.0	$ 30,200